Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of the Asset	The useful lives are as follows:
Office equipment	3 years
Furniture and equipment	6 years
Computer	4 years
Technical equipment	3.3 years